Document And Entity Information	Nov. 17, 2022
Document Information [Line Items]
Entity, Registrant Name	FIRST COMMUNITY BANKSHARES, INC.
Document, Type	8-K
Document, Period End Date	Nov. 17, 2022
Entity, Incorporation, State or Country Code	VA
Entity, File Number	000-19297
Entity, Tax Identification Number	55-0694814
Entity, Address, Address Line One	P.O. Box 989
Entity, Address, City or Town	Bluefield
Entity, Address, State or Province	VA
Entity, Address, Postal Zip Code	24605-0989
City Area Code	276
Local Phone Number	326-9000
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock ($1.00 par value)
Trading Symbol	FCBC
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0000859070